Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2013
Provision for credit losses
in	6M13	6M12
Provision for credit losses (CHF million)
Provision for loan losses	32	23
Provision for lending-related and other exposures	5	9
Provision for credit losses	37	32